INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES:
Schedule of domestic and foreign components of pretax income

	2011	2010	2009
Domestic	$56,651	$59.308	$68,649
Foreign	4,261	13,760	(5,600)
	$60,912	$73,068	$63,049

Schedule of components of provision of income taxes

	2011	2010	2009
Current:
Federal	$15,568	$10,251	$21,836
Foreign	559	806	500
State	863	1,455	1,665
	16,990	12,512	24,001
Deferred:
Federal	(1,230)	5,622	(432)
Foreign	1,221	2,518	(12,987)
State	(7)	(647)	(690)
	(16)	7,493	(14,109)
	$16,974	$20,005	$9,892

Schedule of Significant components of net deferred tax liability

	December 31,
	2011	2010
Deferred tax assets:
Accrued customer promotions	$1,920	$1,634
Deferred compensation	15,593	11,602
Postretirement benefits	9,139	6,596
Other accrued expenses	6,347	5,475
Foreign subsidiary tax loss carry forward	16,406	16,582
Tax credit carry forward	841	978
Realized capital losses	1,349	—
Unrealized capital loss	6,401	6,566
	57,996	49,433
Valuation reserve	(2,190)	(686)
Total deferred tax assets	$55,806	$48,747
Deferred tax liabilities:
Depreciation	$35,103	$32,376
Deductible goodwill and trademarks	38,635	35,790
Accrued export company commissions	4,649	4,532
Employee benefit plans	2,248	3,506
Inventory reserves	1,733	1,871
Prepaid insurance	289	377
Accounts receivable	733	624
Deferred gain on sale of real estate	7,644	7,644
Total deferred tax liabilities	$91,034	$86,720
Net deferred tax liability	$35,228	$37,973

Schedule of reconciliation of statutory and effective income tax rate

	2011	2010	2009
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.2	1.1	1.7
Exempt municipal bond interest	(0.5)	(0.4)	(0.7)
Foreign tax rates	(0.4)	(2.0)	(4.9)
Release of prior period valuation allowances	—	—	(13.3)
Qualified domestic production activities deduction	(2.5)	(2.6)	(2.0)
Tax credits receivable	(0.4)	(0.2)	(0.4)
Adjustment of deferred tax balances	(1.7)	—	—
Reserve for uncertain tax benefits	(0.6)	(2.3)	1.3
Other, net	(2.2)	(1.2)	(1.0)
Effective income tax rate	27.9%	27.4%	15.7%

Schedule of reconciliation of beginning and ending balances of total amounts of unrecognized tax benefits

	2011	2010	2009
Unrecognized tax benefits at January 1	$8,138	$14,370	$13,069
Increases in tax positions for the current year	320	632	2,661
Reductions in tax positions for lapse of statute of limitations	(668)	(1,122)	(514)
Reductions in tax positions for withdrawal of positions previously taken	—	(5,256)	—
Reductions in tax positions for effective settlements	(986)	(486)	(846)
Unrecognized tax benefits at December 31	$6,804	$8,138	$14,370